                                   Law Offices

                      Stradley, Ronon, Stevens & Young, LLP

                            2600 One Commerce Square
                      Philadelphia, Pennsylvania 19103-7098
                                 (215) 564-8000

                                                            1933 Act Rule 497(j)
                                                      1933 Act File No. 333-9355
                                                      1940 Act File No. 811-7743

Direct Dial: (215) 564-8089
                                February 1, 2005

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Rockland Funds Trust (the "Registrant")
                  SEC File Nos. 333-09355 and 811-07743
                  Rule 497(j) filing

Dear Sir or Madam:

          On behalf of the Registrant, pursuant to Rule 497(j) under Section 6 of the Securities Act of 1933, as amended,  this letter serves as  certification that the form of Prospectus and Statement of Additional  Information  that would have been filed under  paragraph  (c) of Rule 497 would not have  differed  from those contained in Post-Effective  Amendment No. 12/13 filed electronically with the U.S. Securities and Exchange Commission on January 28, 2005.

          Please direct any questions or comments relating to this certification to me at the above phone number, or in my absence to Michael P. O'Hare,. Esq. at
(215) 564-8198.

                                                     Very truly yours,

                                                     /s/ Lucia Sitar
                                                     Lucia Sitar

cc:      Richard H. Gould
         Jeffrey Rauman
         Michael P. O'Hare, Esq.